Concentration of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

NOTE 15 — CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of accounts receivable. Credit risk with respect to trade accounts receivable was concentrated with five and three of the Company’s customers in June 30, 2018 and December 31, 2017, respectively.

At June 30, 2018, Research Institute of Medium & small Shipbuilding, Korea Hydrography and Research Association, Hanjin Heavy Industries and Construction Co., Ltd., and Shinwoo E&D Co., Ltd. represented 32%, 23%, 15% and 11% of accounts receivable outstanding.

At December 31, 2017, Naval Logistics Command, Hyundai Heavy Industries Co., Ltd. and Shinwoo E&D Co., Ltd. represented 38%, 22% and 17% of accounts receivable outstanding.

The Company performs ongoing credit evaluations of its customers’ financial condition to mitigate its credit risk. The deterioration of the financial condition of its major customers could adversely impact the Company’s operations. From time to time where the Company determines that circumstances warrant, the Company extends payment terms beyond its standard payment terms.

During the period ended June 30, 2018, Naval Logistics Command and Research Institute of Medium & small Shipbuilding represented 25% and 10% of the Company’s net sales.

During the period ended June 30, 2017, Naval Logistics Command, Hyundai Heavy Industries, Gaon IT Co., Ltd. and Research Institute of Medium & small Shipbuilding represented 19%, 14%,12% and 10% of the Company’s net sales.

NOTE 15 — CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of deposits in banks and accounts receivable.

The Company maintains cash in accounts which are in excess of the Korea Deposit Insurance Corporation (“KDIC”) insured limited of ￦50,000 thousand. As of December 31, 2017, the balance for two deposit accounts was in excess of the KDIC insurance coverage limit by ￦252,509 thousand and ￦17,983 thousand.

Credit risk with respect to trade accounts receivable was concentrated with four and three of the Company’s customers in 2017 and 2016, respectively.

At December 31, 2017, Naval Logistics Command, Hyundai Heavy Industries Co., Ltd. and Shinwoo E&D Co., Ltd. represented 38%, 22% and 17% of accounts receivable outstanding.

At December 31, 2016, National Information Society Agency, Naval Logistics Command, Shinwoo E&D Co., Ltd., KC Device Co., Ltd. and Hanjin Heavy Industry Co., Ltd. represented 33%, 30%, 27%, 24% and 10% of accounts receivable outstanding.

The Company performs ongoing credit evaluations of its customers’ financial condition to mitigate its credit risk. The deterioration of the financial condition of its major customers could adversely impact the Company’s operations. From time to time where the Company determines that circumstances warrant, the Company extends payment terms beyond its standard payment terms.

During the year ended December 31, 2017, Naval Logistics Command and National Information Society Agency represented 25% and 11% of the Company’s net sales.

During the year ended December 31, 2016, Hyundai Heavy Industries Co., Ltd., National Information Society Agency and Ministry of Ocean and Fisheries represented 16%, 11% and 11% of the Company’s net sales.